Share Capital - Schedule of Assumptions Used to Estimate Fair Value of Derivative Financial Liability Attributable to Rights Held by Rio Tinto (Detail) (2014 Rights Offering [Member])	0 Months Ended
	Jan. 13, 2014 CAD ExchangeRate	Dec. 31, 2013 USD ($) ExchangeRate	Dec. 03, 2013 USD ($) ExchangeRate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ex-rights share price	3.61	$ 3.30	$ 3.38
Risk-free rate of return		0.08%	0.08%
Spot Cdn$ exchange rate	0.92	0.94	0.94